Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions, $ in Millions		3 Months Ended
	Feb. 06, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Apr. 30, 2023 CAD ($)	Feb. 28, 2023 USD ($)
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities				$ 500
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities				$ 0
Cerberus Capital Management LP [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought	$ 856		$ 491
Settlement, amount paid					$ 770
Loss contingency provision		$ 85	855
Pre tax loss contingency		114	1,169
Post tax loss contingency		$ 82	$ 844